ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details 2) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Severances and other closure costs
Loss from discontinued operations net of tax	11.00	8.70	161.80
Snowflake Mill [Member]
Severances and other closure costs
Severances	1.6
Withdrawal Liability From Multi Employer Plan	8.2
Other closure costs	1.2
Loss from discontinued operations net of tax	11.00
Snowflake Mill [Member] | Predecessor [Member]
Impairment, Net
Operating and maintenance supplies and spare parts		0.5
Raw materials		0.6
Impairment Charges Discontinued Operations		1.1
Severances and other closure costs
Severances		3.2
Withdrawal Liability From Multi Employer Plan		3.4
Other closure costs		1.0
Loss from discontinued operations net of tax	(8.70)	(8.70)	(161.80)	0